Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000356682
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2015
Prospectus Date	rr_ProspectusDate	Jan. 31, 2015
Calvert Bond Portfolio
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	cik0000743773_SupplementTextBlock
CALVERT INCOME FUND
CALVERT SHORT DURATION INCOME FUND
CALVERT LONG-TERM INCOME FUND
CALVERT ULTRA-SHORT INCOME FUND
CALVERT BOND PORTFOLIO
Supplement to
Calvert Income Funds Prospectus (Class A, B, C and Y)
dated January 31, 2015
Calvert Income Funds Prospectus (Class I)
dated January 31, 2015
Date of Supplement: October 1, 2015
Effective immediately, Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund and Calvert Bond Portfolio (each a “Fund”) have adopted the Calvert Principles for Responsible Investment. Furthermore, effective November 16, 2015, each Fund has approved the addition of certain portfolio managers to the Funds to better reflect a team approach to portfolio management. Effective immediately, Calvert Ultra-Short Income Fund has also adopted a change to its market timing policy.
Responsible Investment Principles
Effective immediately, each Prospectus is hereby amended as follows:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The last paragraph (the last two paragraphs for Calvert Bond Portfolio) under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for each Fund is deleted and replaced with the following:
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.